Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Issued and Outstanding
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, beginning, Shares Available for Grant	215,043
Outstanding, beginning, Shares Available for Grant	212,308	1,350,582
Shares reserved for issuance, Shares Available for Grant	1,457,789	1,122,213
Options granted, Shares Available for Grant	(86,484)	(1,896,527)
Options cancelled, Shares Available for Grant	509,272	449,375
Outstanding, ending, Shares Available for Grant	2,260,656	215,043
Outstanding, ending, Shares Available for Grant		212,308	1,350,582
Outstanding, beginning, Number of Options	2,562,800	1,122,677
Options granted, Number of Options	86,484	1,896,527
Options exercised, Number of Options	0	(7,029)
Options cancelled, Number of Options	(509,272)	(449,375)
Outstanding, ending, Number of Options	2,140,012	2,562,800	1,122,677
Exercisable, Number of Options	771,444	461,150
Vested and expected to vest, Number of Options	2,140,012	2,562,800
Outstanding, beginning, Weighted-Average Exercise Price per Option	$ 7.85	$ 11.63
Options granted, Weighted-Average Exercise Price per Option	2.23	6.28
Options exercised, Weighted-Average Exercise Price per Option		0.79
Options cancelled, Weighted-Average Exercise Price per Option	7.44	10.77
Outstanding, ending, Weighted-Average Exercise Price per Option	7.54	7.85	$ 11.63
Exercisable, Weighted-Average Exercise Price per Option	10.02	11.40
Vested and expected to vest, Weighted-Average Exercise Price per Option	$ 7.54	$ 7.85
Outstanding, Weighted-Average Remaining Contract Term	8 years 7 months 2 days	8 years 10 months 2 days	9 years 2 months 19 days
Exercisable, Weighted-Average Remaining Contract Term	8 years 14 days	7 years 21 days
Vested and expected to vest, Weighted-Average Remaining Contract Term	8 years 7 months 2 days	8 years 10 months 2 days
Outstanding, ending, Aggregate Intrinsic Value	$ 567	$ 200
Exercisable, Aggregate Intrinsic Value	91	37
Vested and expected to vest, Aggregate Intrinsic Value	$ 567	$ 200
Other than options granted, Shares Available for Grant		(813,335)
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Other than options cancelled, Shares Available for Grant	165,036